Loans, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Summary of Loans

Loans consisted of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
	(Dollars in thousands)
Commercial and industrial loans(1)	$159,776	$135,040
Real estate:
1-4 single family residential loans	244,633	232,510
Construction, land and development	155,778	139,470
Commercial real estate loans (including multifamily)	324,212	285,731
Consumer loans and leases	18,174	22,736
Municipal and other loans	51,501	53,632

Total loans held in portfolio(2)	$954,074	$869,119

Allowance for loan losses	(6,156)	(5,652)

Loans held in portfolio, net	$947,918	$863,467

(1)	Balance includes $75.9 million and $67.1 million of the unguaranteed portion of SBA loans as of September 30, 2018 and December 31, 2017, respectively.
(2)	Balance includes $(3.6 million) and $(3.4 million) of deferred fees, cost, premium and discount as of September 30, 2018 and December 31, 2017, respectively.

Loans consisted of the following at December 31, 2017 and 2016:

	December 31,
	2017	2016
	(Dollars in thousands)
Commercial and industrial loans(1)	$135,040	$117,762
Real estate:
1-4 single family residential loans	232,510	206,641
Construction, land and development	139,470	113,316
Commercial real estate loans (including multifamily)	285,731	251,870
Consumer loans and leases	22,736	26,676
Municipal and other loans	53,632	56,596

Total loans held in portfolio(2)	$869,119	$772,861

Allowance for loan losses	(5,652)	(4,357)

Loans held in portfolio, net	$863,467	$768,504

(1)	Balance includes $67.1 million and $58.7 million of the unguaranteed portion of SBA loans as of December 31, 2017 and 2016, respectively.
(2)	Balance includes $(3.4) million and $(2.6) million of deferred fees, cost, premium and discount as of December 31, 2017 and 2016.

Summary of Loans to Related Parties and Principal Owners

In the ordinary course of business, the Company makes loans to executive officers and directors. Loans to these related parties, including companies in which they are principal owners, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands)
Principal outstanding, beginning of year	$421	$516	$463	$9,036
Additions (reductions) of affiliations	—	—	—	(8,425)
New loans made in current year	—	—	—	—
Repayments(1)	(19)	(26)	(61)	(121)

Principal outstanding, end of year	$402	$490	$402	$490

(1)	During the three months ended June 30, 2017 there was a reclassification of repayments to reductions of affiliations.

In the ordinary course of business, the Company makes loans to executive officers and directors. Loans to these related parties, including companies in which they are principal owners, are as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Principal outstanding, beginning of year	$9,036	$1,209
Additions (reductions) of affiliations	(8,425)	7,892
New loans made in current year	—	628
Repayments	(148)	(693)

Principal outstanding, end of year	$463	$9,036